Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of estimated useful lives of intangible assets
Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years
Proprietary technology	5 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2023	2022	2021
Healthcare products	$31,770,835	$30,323,831	$45,389,702
Online store	42,201,865	28,014,109	13,473,626
Internet information and advertising	1,197,348	10,538,943	9,245,019
Automobile	22,982,777	20,611,775	3,376,356
Revenue	$98,152,825	$89,488,658	$71,484,703

Schedule of foreign currency translation
	March 31, 2023	March 31, 2022	March 31, 2021
Period-end spot rate	US$1=RMB 6.8717	US$1=RMB 6.3482	US$1=RMB 6.5713
Average rate	US$1=RMB 6.8855	US$1=RMB 6.4083	US$1=RMB 6.7960